Average Annual Total Returns - StrategicAdvisersUSTotalStockFund-PRO - StrategicAdvisersUSTotalStockFund-PRO - Strategic Advisers U.S. Total Stock Fund	Aug. 16, 2024
Strategic Advisers U.S. Total Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.82%
Past 5 years	16.08%
Past 10 years	11.71%
Strategic Advisers U.S. Total Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.48%
Past 5 years	14.38%
Past 10 years	9.98%
Strategic Advisers U.S. Total Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.76%
Past 5 years	12.66%
Past 10 years	9.11%
WA006
Average Annual Return:
Past 1 year	26.06%
Past 5 years	15.05%
Past 10 years	11.40%
IXS4W
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	11.61%